Financial instruments	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
This note provides information about the Group’s financial instruments, including:
•an overview of all financial instruments held by the Group;
•the classification of the financial instruments;
•the line item on the interim condensed consolidated statement of financial position in which the financial instrument is included;
•the financial instrument’s book and fair value.
The Group holds the following financial instruments:
Financial assets

(in €‘000)	Notes	At amortized cost	Fair value through PL	Fair value through OCI	Total book value	Total fair value
As at December 31, 2022
Non-current other financial assets		21,900	9,198	31,389	62,487	62,487
Current other financial assets		601	—	—	601	601
Trade and other receivables		44,776	—	—	44,776	44,776
Cash and cash equivalents		83,022	—	—	83,022	83,022
Total		150,299	9,198	31,389	190,886	190,886
As at September 30, 2023
Non-current other financial assets		22,439	8,603	29,463	60,505	60,505
Current other financial assets		6,469	—	—	6,469	6,469
Trade and other receivables		36,639	—	—	36,639	36,639
Cash and cash equivalents		28,829	—	—	28,829	28,829
Total		94,376	8,603	29,463	132,442	132,442
Due to the highly liquid nature of cash and cash equivalents and the pledged bank balances classified within non-current other financial assets, their carrying amount is considered to be the same as their fair value. Due to the short-term nature of trade and other receivables as well as current other financial assets, their carrying amount is considered to be the same as their fair value.
Financial liabilities

(in €‘000)	Notes	At amortized cost	Fair value through PL	Total book value	Total fair value
As at December 31, 2022
Borrowings	13	269,033	—	269,033	272,641
Non-current lease liabilities		44,044	—	44,044	N/A
Current lease liabilities		7,280	—	7,280	N/A
Trade and other payables		51,263	—	51,263	51,263
Warrant Liabilities		—	1,296	1,296	1,296
Total		371,620	1,296	372,916	325,200
As at September 30, 2023
Borrowings	13	312,160	—	312,160	325,409
Non-current lease liabilities		60,212	—	60,212	N/A
Current lease liabilities		9,279	—	9,279	N/A
Trade and other payables		51,640	—	51,640	51,640
Warrant liabilities		—	5,471	5,471	5,471
Total		433,291	5,471	438,762	382,520
Due to the short-term nature of the trade and other payables, their carrying amount is considered to be the same as their fair value.